Subsequent events - Summary of Impact on Per Share Information (Detail) - ¥ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Basic net income attributable to Sony Group Corporation's stockholders per share	¥ 788.29	¥ 813.53	¥ 711.84
Diluted net income attributable to Sony Group Corporation's stockholders per share	785.68	809.85	705.16
Implementation of stock split of common stock [member]
Disclosure of non-adjusting events after reporting period [line items]
Basic net income attributable to Sony Group Corporation's stockholders per share	157.66	162.71	142.37
Diluted net income attributable to Sony Group Corporation's stockholders per share	¥ 157.14	¥ 161.97	¥ 141.03